Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment
Property, plant and equipment

11Property, plant and equipment

	Leasehold
	improvements	Office equipment	Total
	£ 000	£ 000	£ 000
Cost or valuation
At January 1, 2020	1,350	304	1,654
Additions	18	137	155
December 31, 2020	1,368	441	1,809
Additions	162	628	790
December 31, 2021	1,530	1,069	2,599
Depreciation
At January 1, 2020	32	76	108
Charge for year	174	105	279
At December 31, 2020	206	181	387
Charge for the year	168	210	378
At December 31, 2021	374	391	765
Net book value
At December 31, 2021	1,156	678	1,834
At December 31, 2020	1,162	260	1,422

Leasehold improvements represent improvements to leased property in Bristol, UK.

All property, plant and equipment is attributable to the UK.